Short-Term and Long-Term Debt (Repayment Schedule for Next Five Years and Thereafter for Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Debt Disclosure [Abstract]
2020	¥ 582,711
2021	590,099
2022	501,554
2023	512,561
2024	476,780
Thereafter	1,522,517
Total	¥ 4,186,222	¥ 3,826,504